Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Description of Organization and Business Operations
Description of the Business
1.	Description of the Business

BuzzFeed, Inc. was incorporated in Delaware on June 19, 2008. BuzzFeed, Inc. and subsidiaries (the “Company” or “BuzzFeed”) is a global media company with social, content-driven publishing technology. BuzzFeed provides breaking news, original reporting, entertainment, and video across its owned and operated and the social web to its global audience. The Company derives its revenue primarily from content, advertising and commerce sold to leading brands. The Company has one reportable segment.

As of the nine months ended September 30, 2021, the Company has cash and cash equivalents of $146 million and generated a cash inflow from operations of $11 million. While the Company became profitable in 2020, the Company has a history of net losses and incurred a loss during the nine months ended September 30, 2021, and has an accumulated deficit of $363 million as of September 30, 2021. The Company has cash available on hand and management believes its existing capital resources will be sufficient to support the Company’s operations and meet its obligations as they come due within one year from the date these condensed consolidated financial statements are issued.

In March 2020, the World Health Organization declared the viral strain of a coronavirus (“COVID-19”) a global pandemic and recommended containment and mitigation measures worldwide. The spread of COVID-19 and the resulting economic contraction has resulted in increased business uncertainty and an impact on revenue in the month of March and the second quarter of 2020, followed by a recovery in the third quarter of 2020. The Company continues to be impacted by significant uncertainty in the macroeconomic conditions which may cause business slowdowns, depress demand for our advertising business and adversely impact the Company’s operations. The consequences of a prolonged economic decline could include, but not limited to, reduced sales and increased instances of uncollectible customer receivables. The Company cannot reasonably estimate the length or severity of this pandemic, or the extent to which the disruption may materially impact on the financial results and condition of the Company.

Proposed Merger with 890 5th Avenue Partners

On March 27, 2021, BuzzFeed entered into an agreement to acquire 100% of the members’ interests of CM Partners, LLC (“Complex Networks”), a publisher of online media content targeting Millennial and Gen Z consumers (the “C Acquisition”). The closing of the C Acquisition is contingent on BuzzFeed merging with 890 5th Avenue Partners, Inc. (“890”), a special purpose acquisition company. BuzzFeed has provided a performance deposit of $5 million that will be forfeited in the event the C Acquisition is terminated. This performance deposit is included in prepaid and other current assets in the condensed consolidated balance sheet at September 30, 2021 and included within cashflows from operations in the condensed consolidated statement of cash flows for the nine months ended September 30, 2021. Consideration for Complex Networks will consist of approximately $200 million of cash and 10,000,000 shares of the post-merger company.

On June 24, 2021, BuzzFeed entered into an agreement and plan of merger (as amended on October 28, 2021, the “Merger Agreement”) by and among 890, Bolt Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of 890 (“Merger Sub I”), Bolt Merger Sub II, Inc., a Delaware corporation and a wholly owned subsidiary of 890 (“Merger Sub II”), and BuzzFeed. The Merger Agreement provides for, among other things, the following transactions at closing: Merger Sub I will merge with and into BuzzFeed, with BuzzFeed as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of 890 (the “Merger”). Immediately following the Merger, BuzzFeed will merge with and into Merger Sub II (the “Second Merger”, together with the Merger the “Two-Step Merger”) with Merger Sub II being the surviving company of the Second Merger. The Two-Step Merger and the other transactions contemplated by the Merger Agreement, including the acquisition of Complex Networks by the surviving entity of the Two-Step Merger, are referred to as the “Business Combination”. Upon the consummation of the Business Combination, the new combined company will be renamed BuzzFeed, Inc. In connection with the Merger Agreement, Jonah Peretti, Jonah Peretti, LLC, NBCUniversal Media, LLC (“NBCU”) and PNC Bank National Association, entered into an escrow agreement (the “Escrow Agreement”) and BuzzFeed and NBCU entered into a commercial agreement (the “Commercial Agreement”).

The Escrow Agreement provides for, among other things, the escrow of 1,200,000 shares of New BuzzFeed Class A common stock or New BuzzFeed Class B common stock (the “Escrowed Shares”) exchangeable by Jonah Peretti, LLC in connection with the Two-Step Merger. Pursuant to the Escrow Agreement, in the event the Transfer Date SPAC Share Price (as defined in the Escrow Agreement) is less than $12.50 per share on the Transfer Date (as defined in the Escrow Agreement), Jonah Peretti, LLC and NBCU

shall instruct the escrow agent to transfer (1) to NBCU a number of Escrowed Shares equal to the Make Whole Shares (as defined in the Escrow Agreement) and (2) to Mr. Peretti, the remainder of the Escrowed Shares, if any. If the Transfer Date SPAC Share Price is equal to or greater than $12.50 on the Transfer Date, Jonah Peretti, LLC and NBCU shall instruct the escrow agent to transfer all of the Escrowed Shares to Mr. Peretti. The Escrow Agreement is expected to be accounted for as a compensatory stock-based compensation award with a market condition. As there are no future service conditions, the fair value of the award (currently estimated at $5.6 million) is expected to be recognized as an expense upon closing of the Two-Step Merger. The $5.6 million estimated fair value was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the likelihood that the market condition will be satisfied.

Under the Commercial Agreement, which will become effective on the closing of the Two-Step Merger: (1) NBCU will continue to be entitled to marketing services on BuzzFeed platforms at certain discounted rates; (2) BuzzFeed will provide editorial promotion of at least $1.0 million in marketing value during each year of the term of the Commercial Agreement across BuzzFeed’s digital properties at no cost to NBCU, its affiliates and joint ventures and their respective brands; (3) BuzzFeed will provide licensed content to NBCU to be made available on an applicable NBCU entity streaming service under certain exclusivity terms during the remainder of the term of the Commercial Agreement; (4) NBCU shall be the exclusive sales representative for all BuzzFeed inventory, including HuffPost inventory, on Apple News, and BuzzFeed shall endeavor to spend at least $1.0 million during the first year of the term of the Commercial Agreement to promote any of its commerce initiatives; and (5) BuzzFeed will provide 200 million impressions per year of the term of the Commercial Agreement to drive traffic from BuzzFeed platforms and third-party social media platforms to NBCU news properties. The Commercial Agreement shall continue to be in effect for a period of three years, unless earlier terminated by either party in accordance with its terms and conditions, or until terminated by BuzzFeed as of the date that NBCU realized $400.0 million or more in value for the NBCU Base Shares (as defined in the Escrow Agreement).

1.	Description of the Business

BuzzFeed, Inc. was incorporated in Delaware on June 19, 2008. BuzzFeed, Inc. and subsidiaries (the “Company” or “BuzzFeed”) is a media company with social, content-driven publishing technology. BuzzFeed provides breaking news, original reporting, entertainment, and video across its owned and operated and the social web to its global audience. The Company derives its revenue primarily from content, advertising and commerce sold to leading brands.

As of the year ended December 31, 2020, the Company has cash and cash equivalents of $91 million and cash inflow from operations of $28 million. Prior to the year ended December 31, 2020, the Company has incurred net losses, utilized cash in operations since inception, and has an accumulated deficit of $347 million as of December 31, 2020. The Company has cash available on hand and management believes its existing capital resources will be sufficient to support the Company’s operations and meet its obligations as they come due within one year from the date these consolidated financial statements are issued.

In March 2020, the World Health Organization declared the viral strain of a coronavirus (“COVID-19”) a global pandemic and recommended containment and mitigation measures worldwide. The spread of COVID-19 and the resulting economic contraction has resulted in increased business uncertainty and a significant impact on revenue in the month of March and the second quarter of 2020, followed by a recovery in the third quarter of 2020. The Company continues to be impacted by significant uncertainty in the macroeconomic conditions which may cause business slowdowns, depress demand for our advertising business and adversely impact the Company’s operations. The consequences of a prolonged economic decline could include, but not limited to, reduced sales and increased instances of uncollectible customer receivables. The Company cannot reasonably estimate the length or severity of this pandemic, or the extent to which the disruption may materially impact on the financial results and condition of the Company.